Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Net Periodic Benefit Cost
Reconciliation of Benefit Obligations, Plan Assets and Funded Status
The following table summarizes changes in the benefit obligation, plan assets and the funded status of our significant defined benefit pension and postretirement plans. We use a December 31 measurement date for all of our employee benefit plans.

	Pension Plans
	U.S. Plans		Non-U.S. Plans		Postretirement Benefits
	2015	2014	2015	2014	2015	2014
Change in Benefit Obligation:
Beginning balance	$(705.2)	$(668.3)	$(777.6)	$(734.3)	$(93.4)	$(93.8)
Service cost	(13.0)	(14.1)	(5.3)	(6.0)	(.7)	(.7)
Interest cost	(25.1)	(27.8)	(23.6)	(31.0)	(3.7)	(4.1)
Actuarial (loss) gain	44.4	(124.6)	54.3	(123.4)	5.7	(2.0)
Plan participant contributions	—	—	—	—	(2.5)	(2.8)
Benefits paid	92.1	129.1	35.6	45.5	7.9	9.3
Plan amendments	—	2.0	—	—	9.0	—
Curtailments	—	(1.4)	.2	—	—	.3
Settlements	—	—	—	.7	—	—
Special termination benefits	—	(.1)	—	—	—	(.2)
Foreign currency changes and other	—	—	48.7	70.9	1.1	.6
Ending balance	$(606.8)	$(705.2)	$(667.7)	$(777.6)	$(76.6)	$(93.4)
Change in Plan Assets:
Beginning balance	$506.5	$531.1	$607.9	$608.7	$—	$—
Actual return on plan assets	(13.7)	54.5	16.3	62.8	—	—
Company contributions	7.6	50.0	21.6	27.4	5.4	6.5
Plan participant contributions	—	—	—	—	2.5	2.8
Benefits paid	(92.1)	(129.1)	(35.6)	(45.5)	(7.9)	(9.3)
Foreign currency changes and other	—	—	(33.9)	(45.5)	—	—
Ending balance	$408.3	$506.5	$576.3	$607.9	$—	$—
Funded Status:
Funded status at end of year(1)	$(198.5)	$(198.7)	$(91.4)	$(169.7)	$(76.6)	$(93.4)
Amount Recognized in Balance Sheet:
Other assets	$—	$—	$8.1	$2.7	$—	$—
Accrued compensation	(6.6)	(9.0)	(1.6)	(3.7)	(6.9)	(8.0)
Employee benefit plans liability	(191.9)	(189.7)	(97.9)	(168.7)	(69.7)	(85.4)
Net amount recognized(1)	$(198.5)	$(198.7)	$(91.4)	$(169.7)	$(76.6)	$(93.4)
Pretax Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss	$310.2	$380.0	$239.6	$302.5	$15.5	$23.2
Prior service credit	(1.4)	(2.1)	(1.2)	(1.4)	(29.1)	(24.6)
Total pretax amount recognized	$308.8	$377.9	$238.4	$301.1	$(13.6)	$(1.4)
Supplemental Information:
Accumulated benefit obligation	$601.7	$701.6	$185.0	$735.0	N/A	N/A
Plans with Projected Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation	$606.8	$705.2	$207.3	$750.8	N/A	N/A
Fair value plan assets	408.3	506.5	107.8	584.1	N/A	N/A
Plans with Accumulated Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation	$606.8	$705.2	$186.3	$770.1	N/A	N/A
Accumulated benefit obligation	601.7	701.6	173.7	744.7	N/A	N/A
Fair value plan assets	408.3	506.5	93.7	597.6	N/A	N/A

(1) Includes $145.7 and $148.0 of the U.S. pension plans at December 31, 2015 and 2014, respectively, and $53.6 and $68.6 of the postretirement benefit plans net liability (related to the U.S.) at December 31, 2015 and 2014, respectively, which are included in discontinued operations. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are included in discontinued operations, have been excluded from all amounts in the table above.

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income
Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Loss

	Pension Benefits
	U.S. Plans			Non-U.S. Plans			Postretirement Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net Periodic Benefit Cost:
Service cost	$13.0	$14.1	$15.7	$5.3	$6.0	$9.2	$.7	$.7	$1.4
Interest cost	25.1	27.8	27.5	23.6	31.0	31.4	3.7	4.1	4.3
Expected return on plan assets	(32.6)	(35.8)	(37.4)	(36.4)	(36.4)	(33.9)	—	—	—
Amortization of prior service credit	(.7)	(.3)	(.3)	(.1)	(.1)	(.3)	(4.0)	(4.4)	(4.7)
Amortization of net actuarial losses	43.7	45.1	47.2	8.4	6.5	8.5	1.8	1.3	2.3
Amortization of transition obligation	—	—	—	.1	—	—	—	—	—
Settlements/curtailments	27.9	38.0	—	.5	2.7	(4.3)	—	(2.7)	(1.8)
Other	—	—	—	—	—	—	—	—	—
Net periodic benefit cost(2)	$76.4	$88.9	$52.7	$1.4	$9.7	$10.6	$2.2	$(1.0)	$1.5
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Actuarial losses (gains)	$1.8	$105.9	$(80.8)	$(34.2)	$97.0	$(6.0)	$(5.6)	$2.0	$(22.5)
Prior service (credit) cost	—	(2.0)	—	—	—	—	(9.0)	—	(1.3)
Amortization of prior service credit	.7	.3	.3	.1	.1	7.9	4.0	7.2	7.0
Amortization of net actuarial losses	(71.6)	(81.5)	(47.2)	(9.1)	(9.9)	(13.4)	(1.8)	(1.6)	(3.1)
Amortization of transition obligation	—	—	—	(.1)	—	—	—	—	—
Foreign currency changes	—	—	—	(19.4)	(28.0)	4.2	.2	.1	(.1)
Total recognized in other comprehensive (loss) income*	$(69.1)	$22.7	$(127.7)	$(62.7)	$59.2	$(7.3)	$(12.2)	$7.7	$(20.0)
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$7.3	$111.6	$(75.0)	$(61.3)	$68.9	$3.3	$(10.0)	$6.7	$(18.5)

(2) Includes $53.7, $62.6 and $35.2 of the U.S. pension plans in 2015, 2014 and 2013, respectively, and immaterial amounts of the postretirement benefit plans (related to the U.S.) in 2015, 2014 and 2013, which are included in discontinued operations. Amounts associated with the pension and postretirement benefit plans in Canada and the postretirement benefit plan in Puerto Rico, which are included in discontinued operations, have been excluded from all amounts in the table above.

Accumulated Other Comprehensive Loss Expected to be Recognized as Components of Net Periodic Benefit Cost During Next Fiscal Year
The amounts in AOCI that are expected to be recognized as components of net periodic benefit cost during 2016 are as follows:

	Pension Benefits
	U.S. Plans	Non-U.S. Plans	Postretirement Benefits
Net actuarial loss(3)	$33.8	$6.9	$1.2
Prior service credit(3)	(.5)	(.1)	(5.1)

Weighted-Average Assumptions Used to Determine Benefit Obligations
Assumptions
Weighted-average assumptions used to determine benefit obligations recorded on the Consolidated Balance Sheets as of December 31 were as follows:

	Pension Benefits				Postretirement
	U.S. Plans		Non-U.S. Plans		Benefits
	2015	2014	2015	2014	2015	2014
Discount rate	4.19%	3.83%	3.69%	3.27%	4.50%	4.20%
Rate of compensation increase	4.00%	4.00%	3.26%	3.20%	N/A	N/A

Weighted-Average Assumptions Used to Determine Net Benefit Cost
Weighted-average assumptions used to determine net benefit cost recorded in the Consolidated Statements of Operations for the years ended December 31 were as follows:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans			Postretirement Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discount rate	3.83%	4.54%	3.55%	3.27%	4.59%	4.69%	4.20%	4.97%	4.00%
Rate of compensation increase	4.00%	4.00%	3.86%	3.20%	3.70%	3.95%	N/A	N/A	N/A
Rate of return on assets	7.25%	7.50%	7.75%	6.55%	6.33%	6.64%	N/A	N/A	N/A

Pension and Postretirement Plans Target and Weighted-Average Asset Allocations
Plan Assets
Our U.S. and non-U.S. funded defined benefit pension plans target and weighted-average asset allocations at December 31, 2015 and 2014, by asset category were as follows:

	U.S. Pension Plan			Non-U.S. Pension Plans
	% of Plan Assets			% of Plan Assets
	Target	at Year-End		Target	at Year-End
Asset Category	2016	2015	2014	2016	2015	2014
Equity securities	30%	27%	28%	23%	23%	61%
Debt securities	70	69	69	72	72	37
Real Estate	—	—	—	—	—	—
Other	—	4	3	5	5	2
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Value Hierarchy For Pension And Postretirement Assets
The following tables present the fair value hierarchy for pension assets measured at fair value on a recurring basis as of December 31, 2015:

	U.S. Pension Plan
Asset Category	Level 1	Level 2	Total
Equity Securities:
Domestic equity	$—	$13.3	$13.3
International equity	—	79.5	79.5
Emerging markets	—	16.5	16.5
	—	109.3	109.3
Fixed Income Securities:
Corporate bonds	—	156.8	156.8
Government securities	—	126.8	126.8
	—	283.6	283.6
Cash	12.2	—	12.2
Derivatives	—	3.2	3.2
Total(4)	$12.2	$396.1	$408.3
(4) Includes $374.8 which is included in discontinued operations at December 31, 2015.

	Non-U.S. Pension Plans
Asset Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Domestic equity	$—	$24.1	$—	$24.1
International equity	—	109.7	—	109.7
	—	133.8	—	133.8
Fixed Income Securities:
Corporate bonds	—	206.5	—	206.5
Government securities	—	197.7	—	197.7
Other	—	11.1	—	11.1
	—	415.3	—	415.3
Other:
Cash	11.5	—	—	11.5
Derivatives	—	13.9	—	13.9
Real estate	—	—	1.0	1.0
Other	—	—	.8	.8
	11.5	13.9	1.8	27.2
Total	$11.5	$563.0	$1.8	$576.3
Amounts associated with the pension plan in Canada, which are included in discontinued operations, have been excluded from all amounts in the table above.
The following tables present the fair value hierarchy for pension assets measured at fair value on a recurring basis as of December 31, 2014:

	U.S. Pension Plan
Asset Category	Level 1	Level 2	Total
Equity Securities:
Domestic equity	$—	$21.5	$21.5
International equity	—	93.5	93.5
Emerging markets	—	25.7	25.7
	—	140.7	140.7
Fixed Income Securities:
Corporate bonds	—	208.1	208.1
Government securities	—	141.5	141.5
	—	349.6	349.6
Cash	18.0	—	18.0
Derivatives	—	(1.8)	(1.8)
Total(5)	$18.0	$488.5	$506.5
(5) Includes $411.6 which is included in discontinued operations at December 31, 2014.

	Non-U.S. Pension Plans
Asset Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Domestic equity	$—	$93.5	$—	$93.5
International equity	—	277.2	—	277.2
	—	370.7	—	370.7
Fixed Income Securities:
Corporate bonds	—	82.1	—	82.1
Government securities	—	111.8	—	111.8
Other	—	28.8	—	28.8
	—	222.7	—	222.7
Other:
Cash	12.6	—	—	12.6
Real estate	—	—	1.0	1.0
Other	—	—	.9	.9
	12.6	—	1.9	14.5
Total	$12.6	$593.4	$1.9	$607.9

Reconciliation of Beginning and Ending Balance For Our Level 3 Investments
A reconciliation of the beginning and ending balances for our Level 3 investments is provided in the table below:

Amount
Balance as of January 1, 2014	$2.3
Actual return on plan assets held	(.3)
Foreign currency changes	(.1)

Balance as of December 31, 2014	1.9
Actual return on plan assets held	.1
Foreign currency changes	(.2)

Balance as of December 31, 2015	$1.8

Expected Benefit Payments
Total benefit payments expected to be paid from the plans are as follows:

	Pension Benefits
	U.S. Plans	Non-U.S. Plans	Total	Postretirement Benefits
2016(6)	$64.2	$30.1	$94.3	$6.9
2017(6)	64.5	30.2	94.7	6.7
2018(6)	51.7	31.7	83.4	6.5
2019(6)	49.3	32.6	81.9	6.3
2020(6)	48.5	32.9	81.4	6.1
2021-2025(6)	212.9	180.6	393.5	27.1

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in the assumed health care cost trend rates for all postretirement plans would have the following effects:

	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$—	$—
Effect on postretirement benefit obligation	.1	(.1)

Assets Held in Trust
We established a grantor trust to provide assets that may be used for the benefits payable under the SERP and SLIP. The trust is irrevocable and, although subject to creditors’ claims, assets contributed to the trust can only be used to pay such benefits with certain exceptions. The assets held in the trust are included in other assets and at December 31 consisted of the following:

	2015	2014
Corporate-owned life insurance policies	$32.7	$32.2
Cash and cash equivalents	.7	1.4
Total	$33.4	$33.6